Equity (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 19, 2014
Subsidiary, Sale of Stock [Line Items]
Cash distribution	$ 67,282,062	$ 25,716,825	$ 32,197,602
Gross proceeds, sale of units	39,272,905
Payment of underwriting discounts, structuring fees, and other offering costs	9,519,321
Pay down of revolving credit facility	1,000,000
Common Unitholders, Public | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Subsidiary, Sale of Stock [Line Items]
Distribution, units issued				1,952,665
Subordinated Unitholder, Landmark | Landmark, General Partner and affiliates
Subsidiary, Sale of Stock [Line Items]
Unit interest owned (as a percent)	40.00%
Subordinated Unitholder, Landmark | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Subsidiary, Sale of Stock [Line Items]
Distribution, units issued				1,068,114
Distribution of units and cash for assets and liabilities of Fund A and Fund D | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Subsidiary, Sale of Stock [Line Items]
Cash distribution				59,667,292
Initial public offering
Subsidiary, Sale of Stock [Line Items]
Payment of underwriting discounts, structuring fees, and other offering costs				9,519,321
Net proceeds, IPO				82,003,584
Initial public offering | Senior secured revolving credit facility
Subsidiary, Sale of Stock [Line Items]
Pay down of revolving credit facility	19,157,418
Payment of commitment fees and expenses	2,907,382
Initial public offering | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Subsidiary, Sale of Stock [Line Items]
Cash distribution				59,667,292
Initial public offering | Common Unitholders, Public
Subsidiary, Sale of Stock [Line Items]
Unit interest owned (as a percent)				35.10%
Initial public offering | Common Unitholders, Public | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Subsidiary, Sale of Stock [Line Items]
Distribution, units issued				1,952,665
Initial public offering | Subordinated Unitholder, Landmark
Subsidiary, Sale of Stock [Line Items]
Unit interest owned (as a percent)				40.00%
Initial public offering | Subordinated Unitholder, Landmark | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Subsidiary, Sale of Stock [Line Items]
Distribution, units issued				1,068,114
IPO, Public | Common Unitholders, Public
Subsidiary, Sale of Stock [Line Items]
Units issued				2,750,000
Gross proceeds, sale of units				52,250,000
Over-allotment option | Common Unitholders, Public
Subsidiary, Sale of Stock [Line Items]
Units issued				100,000
Sale to affiliate | Subordinated Unitholder, Landmark | Landmark, General Partner and affiliates
Subsidiary, Sale of Stock [Line Items]
Units issued				2,066,995
Gross proceeds, sale of units				39,272,905
Unit offering price (in dollars per share)				19.00